UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Jennison Value Fund

Schedule of Investments as of January 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS
Aerospace & Defense 2.0%
5,200	Empresa Brasileira de Aeronautica SA ADR (Brazil)(b)	$165,620
160,500	Lockheed Martin Corp.(b)	9,278,505
154,900	Northrop Grumman Corp.	8,036,212

		17,480,337
Biotechnology 0.6%
215,800	MedImmune, Inc.(a)(b)	5,104,749
Capital Markets 5.7%
198,700	Lehman Brothers Holdings, Inc.	18,119,453
232,800	Mellon Financial Corp.	6,832,680
225,000	Merrill Lynch & Co., Inc.	13,515,750
403,800	The Bank of New York Co., Inc.	11,996,898

		50,464,781
Chemicals 2.5%
210,500	E.I. du Pont de Nemours & Co.(b)	10,011,380
706,600	The Mosaic Co.(a)(b)	11,658,900

		21,670,280
Commercial Banks 2.1%
397,518	Bank of America Corp.(b)	18,432,910
Commercial Services & Supplies 3.9%
510,400	Cendant Corp.	12,019,920
473,700	PHH Corp.(a)	10,421,400
431,400	Waste Management, Inc.	12,510,600

		34,951,920
Communications Equipment 1.7%
486,900	Avaya, Inc.(a)	6,987,015
2,477,700	Nortel Networks Corp. (Canada)(a)	8,052,525

		15,039,540
Computers & Peripherals 0.8%
400,400	Seagate Technology (Cayman Islands)	6,774,768
Consumer Finance 1.7%
123,000	American Express Co.	6,562,050
315,800	MBNA Corp.	8,393,964

		14,956,014
Diversified Financial Services 6.4%
581,900	Citigroup, Inc.	28,542,195
362,200	J. P. Morgan Chase & Co.	13,520,926
367,400	Principal Financial Group, Inc.(b)	14,909,092

		56,972,213

Jennison Value Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Diversified Telecommunication Services 3.3%
153,000	ALLTEL Corp.	8,421,120
559,900	SBC Communications, Inc.(b)	13,303,224
218,500	Verizon Communications, Inc.	7,776,415

		29,500,759
Electric Utilities 4.6%
77,600	E.ON AG ADR (Germany)(a)(b)	6,936,664
234,100	Exelon Corp.(b)	10,358,925
338,300	TXU Corp.(b)	23,410,360

		40,705,949
Electronic Equipment & Instruments 0.7%
296,300	Agilent Technologies, Inc.(a)	6,551,193
Energy Equipment & Services 4.6%
127,400	ENSCO International, Inc.	4,360,902
452,700	GlobalSantaFe Corp.	16,007,472
288,700	Halliburton Co.(b)	11,874,231
118,200	Schlumberger Ltd. (Netherlands)	8,042,328

		40,284,933
Food Products 1.3%
312,500	Cadbury Schweppes PLC ADR (United Kingdom)	11,343,750
Food & Staples Retailing 2.6%
1,338,000	The Kroger Co.(a)	22,879,800
Health Care Providers & Services 4.6%
192,300	CIGNA Corp.	15,432,075
216,000	Express Scripts, Inc.(a)(b)	16,025,040
216,270	Medco Health Solutions, Inc.(a)	9,206,614

		40,663,729
Hotels Restaurants & Leisure 1.0%
274,800	McDonald’s Corp.	8,900,772
Household Products 1.3%
177,500	Kimberly-Clark Corp.	11,628,025
Industrial Conglomerates 5.3%
496,600	General Electric Co.	17,942,158
115,100	Phelps Dodge Corp.(b)	11,084,130
499,800	Tyco International Ltd.	18,062,772

		47,089,060
Insurance 7.0%
338,800	Genworth Financial, Inc. (Class A)	8,988,364
212,700	Loews Corp.	14,463,600
143,100	MBIA, Inc.(b)	8,548,794
336,273	The St. Paul Travelers Cos., Inc.	12,623,688

Jennison Value Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
235,700	XL Capital Ltd. (Class A)	17,625,646

		62,250,092
IT Services 1.2%
412,300	Accenture Ltd. (Class A)(Bermuda)(a)	10,740,415
Machinery 1.0%
129,700	Deere & Co.	9,005,071
Media 2.3%
539,890	News Corp. (Class A)(b)	9,178,130
78,300	The DIRECTV Group, Inc.(a)	1,178,415
259,215	Viacom, Inc. (Class B)	9,679,088

		20,035,633
Metals & Mining 1.1%
306,400	Inco Ltd. (Canada)(a)	10,083,624
Multi-Utilities & Unregulated Power 3.1%
180,300	Dominion Resources, Inc.(b)	12,509,214
396,400	Sempra Energy	14,754,008

		27,263,222
Office Electronics 2.0%
1,096,800	Xerox Corp.(a)	17,417,184
Oil & Gas 10.8%
125,300	Eni S.p.A., ADR (Italy)(b)	15,311,660
137,200	Exxon Mobil Corp.	7,079,520
156,800	Kerr-McGee Corp.	9,682,400
357,200	Nexen, Inc. (Canada)	14,838,088
288,100	Occidental Petroleum Corp.	16,819,278
522,200	Suncor Energy, Inc. (Canada)	16,710,400
137,900	Total S.A., ADR (France)(b)	14,831,145

		95,272,491
Paper & Forest Products 2.1%
331,400	Georgia-Pacific Corp.	10,637,940
208,400	International Paper Co.	8,158,860

		18,796,800
Pharmaceuticals 3.2%
160,200	Eli Lilly & Co.	8,689,248
289,100	Novartis A.G., ADR (Switzerland)(b)	13,842,108
153,919	Wyeth	6,099,810

		28,631,166
Software 0.9%
316,800	Microsoft Corp.	8,325,504
Specialty Retail 1.6%
663,300	Toys ‘R’ Us, Inc.(a)	14,227,785

Jennison Value Fund

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Thrifts & Mortgage Finance 0.9%
125,000	Freddie Mac	8,161,250

Tobacco 2.5%
352,200	Altria Group, Inc.	22,480,926
Wireless Telecommunication Services 1.5%
469,800	Nextel Communications, Inc. (Class A)(a)	13,478,562

	Total long-term investments (cost $684,404,156)	867,565,207

SHORT-TERM INVESTMENTS 20.0%
Mutual Fund 20.0%
176,915,759	Dryden Core Investment Fund-Taxable Money Market Series(c)
	(cost $176,915,759)	176,915,759
Repurchase Agreement
Principal Amount (000)
124	State Street Bank & Trust Co. Repurchase Agreement,
	dated 1/31/05, 0.50%, due 2/1/05 (d)(cost $124,000)	124,000

	Total short-term investments (cost $177,039,759)	177,039,759

	Total Investments 117.9% (cost $861,443,915(e))	1,044,604,966
	Liabilities in excess of other assets ( 17.9%)	(158,490,788)

	Net Assets 100%	$886,114,178

(a)	Non-income producing security.

(b)	All of portion of security is on loan. The aggregate market value of such securities is $150,079,551; cash collateral $153,883,961 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Repurchase price of $124,002. Collateralized by $115,000 U.S. Treasury Notes with a rate of 5.25%, maturity date of 02/15/29, and aggregate market value, including accrued interest of $129,835.

(e)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$863,715,186	$189,938,598	$9,048,818	$180,889,780

The difference between book basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

ADR-American Depositary Receipt.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2005, there were no securitites valued in accordance with such procedures.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security as its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Jennison Value Fund

By (Signature and Title)*     /s/William V. Healey

William V. Healey

Chief Legal Officer

Date     March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date     March 23, 2005

By (Signature and Title)*     /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date     March 23, 2005

* Print the name and title of each signing officer under his or her signature